RESTRICTED LONG-TERM INVESTMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets Held-in-trust [Abstract]
Restricted long-term investments	$ 323	$ 267
Future abandonment costs	$ 212	$ 151